Other revenues	12 Months Ended
Dec. 31, 2015
Revenues [Abstract]
Other revenues
Other revenues
Related party other revenues comprise the following items:

	Year Ended December 31,
(In US$ millions)	2015	2014	2013
Termination payments revenue	74.7	—	—
Related party other revenues	13.4	—	5.8
Total	88.1	—	5.8

Termination payments earned during the year ended December 31, 2015 include the termination fees after the West Sirius drilling contract was canceled before the completion date, with an effective date of April 1, 2015.
The Company's Nigerian service company earned related party revenues relating to certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill's West Saturn and the West Jupiter drilling rigs that were operating in Nigeria during the year ended December 31, 2015 and Seadrill’s West Polaris drilling rig that was operating in Nigeria during the year ended December 31, 2013.